Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Schedule of Fair Value Assumptions
The Company estimated the fair value of each stock option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table.

	Years Ended March 31,
Assumptions	2021	2020
Expected stock price volatility	74.84%	66.47%
Expected risk free interest rate	0.43%	2.27%
Expected term, in years	6.25	6.72
Expected dividend yield	—%	—%

Summary of Stock Option Activity
Activity for stock options and performance options under the RSL Equity Plans for the nine months ended December 31, 2021 is as follows:

Number of Options
Options outstanding at March 31, 2021	69,687,308
Granted	11,999,734
Forfeited	(932,868)

Options outstanding at December 31, 2021	80,754,174

A summary of stock option activity and data under the RSL 2015 EIP for the year ended March 31, 2021 is as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Stock options outstanding at March 31, 2020	23,926,758	$8.38	$5.65	7.93
Granted	4,338,396	$13.23	$8.67
Forfeited/Canceled	(790,212)	$10.21	$6.78

Stock options outstanding at March 31, 2021	27,474,942	$9.10	$6.12	7.26

Stock options exercisable at March 31, 2021	16,193,146	$7.35	$5.11	6.49

Summary of Fair Value of Vested Stock Option	Additional information regarding stock options is set forth below (in thousands, except per share data).

	Years Ended March 31,
	2021	2020
Grant date fair value of stock options vested	$25,711	$33,789
Weighted-average grant date fair value per share of stock options granted	$8.67	$7.05

Summary of Restricted Stock Units
Activity for restricted stock units and performance stock units under the RSL Equity Plans for the nine months ended December 31, 2021 is as follows:

Number of Shares
Non-vested balance at March 31, 2021	7,294,028
Granted	19,757,518
Vested	(3,448,650)
Forfeited	(1,015,215)

Non-vested balance at December 31, 2021	22,587,681

A summary of restricted stock units under the RSL 2015 EIP is as follows:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	2,949,911	$11.11
Granted	4,255,277	$13.39
Forfeited	(496,389)	$12.43

Non-vested balance at March 31, 2021	6,708,799	$12.48

Summary of Share-Based Compensation Expense
Share-based compensation expense during the three and nine months ended December 31, 2021 and 2020 was as follows (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2021	2020	2021	2020
Share-based compensation expense recognized as:
Research and development expenses	$17,669	$3,754	$47,441	$6,760
General and administrative expenses	53,547	13,570	440,356	38,756

Total	$71,216	$17,324	$487,797	$45,516

Share-based compensation expense from continuing operations was as follows (in thousands):

	Years Ended March 31,
	2021	2020
Share-based compensation expense recognized as:
R&D expenses	$22,637	$7,738
G&A expenses	62,321	60,013

Total	$84,958	$67,751

Performance Options [Member]
Summary of Restricted Stock Units
A summary of pRSU activity under the pRSU Plan is as follows:

	Number of pRSUs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	780,831	$4.76
Granted	—	$—
Forfeited	(195,602)	$4.76

Non-vested balance at March 31, 2021	585,229	$4.76

CVARs [Member]
Summary of Restricted Stock Units
A summary of CVARs under the RSL 2015 EIP is as follows:

	Number of CVARs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	32,447,626	$0.72
Granted	—	$—
Forfeited	—	$—

Non-vested balance at March 31, 2021	32,447,626	$0.72

Performance RSU [Member]
Schedule of Fair Value Assumptions
The Company estimated the fair value of each Performance Option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table.

Year Ended March 31,
Assumptions	2020
Expected stock price volatility	73.60%
Expected risk free interest rate	0.62%
Expected term	6 years
Expected dividend yield	—%

Summary of Stock Option Activity
A summary of Performance Option activity and data under the RSL 2015 EIP for the year ended March 31, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Performance Options outstanding at March 31, 2020	42,485,108	$13.32	$8.13	6.00
Granted	—	$—	$—
Forfeited	(272,742)	$15.85	$7.58

Performance Options outstanding at March 31, 2021	42,212,366	$13.30	$8.01	5.00

RSL Common Share Award
Summary of Stock Option Activity
A summary of RSL restricted common stock activity as of March 31, 2021 is as follows:

	Number of Restricted Common Stock	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	—	$—
Granted	1,720,090	$13.16
Vested	—	$—
Forfeited	—	$—

Non-vested balance at March 31, 2021	1,720,090	$13.16